UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: NONE (first filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO       February 17, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         33
Form 13F Information Table Value Total:   $165,557
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                    TITLE
                                      OF               VALUE    SHRS OR          INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                      CLASS    CUSIP    (X$1000)  PRN AMT  SH/PRN  DISCRETION    SOLE     SHARED    NONE

BERKSHIRE HATHAWAY                   COM   084670108     12,365       128   SH      SOLE                              128
PEPSICO INCORPORATED                 COM   713448108      9,366   171,000   SH      SOLE                          171,000
WAL-MART STORES                      COM   931142103      9,346   166,712   SH      SOLE                          166,712
EXXON MOBIL CORPORATION              COM   30231G102      9,185   115,062   SH      SOLE                          115,062
INTERNATIONAL BUSINESS MACHINE       COM   459200101      7,490    89,000   SH      SOLE                           89,000
BHP BILLITON LTD - SPON ADR          ADR   088606108      7,113   165,800   SH      SOLE                          165,800
MEDCO HEALTH SOLUTIONS INC           COM   58405U102      6,638   158,398   SH      SOLE                          158,398
UNION PACIFIC CORPORATION            COM   907818108      6,310   132,000   SH      SOLE                          132,000
ABBOTT LABS                          COM   002824100      6,298   118,000   SH      SOLE                          118,000
ROYAL DUTCH SHELL PLC - ADR A        ADR   780259206      6,168   116,500   SH      SOLE                          116,500
3M COMPANY                           COM   88579Y101      6,157   107,000   SH      SOLE                          107,000
CATERPILLAR TRACTOR CO               COM   149123101      5,986   134,000   SH      SOLE                          134,000
EMERSON ELECTRIC CO                  COM   291011104      5,693   155,500   SH      SOLE                          155,500
PROCTER & GAMBLE CO                  COM   742718109      5,626    91,000   SH      SOLE                           91,000
SCHLUMBERGER LTD                     COM   806857108      5,308   125,400   SH      SOLE                          125,400
COVIDIEN LTD                         COM   G2552X108      4,162   114,850   SH      SOLE                          114,850
PRAXAIR INC                          COM   74005P104      4,096    69,000   SH      SOLE                           69,000
ORACLE CORP                          COM   68389X105      4,067   229,400   SH      SOLE                          229,400
KIMBERLY CLARK CORPORATION           COM   494368103      3,913    74,200   SH      SOLE                           74,200
MERCK & CO.                          COM   589331107      3,891   128,000   SH      SOLE                          128,000
ILLINOIS TOOL WORKS                  COM   452308109      3,856   110,000   SH      SOLE                          110,000
BRISTOL-MYERS SQUIBB CO              COM   110122108      3,806   163,700   SH      SOLE                          163,700
GENERAL ELECTRIC COMPANY             COM   369604103      3,726   230,000   SH      SOLE                          230,000
HOSPIRA INC                          COM   441060100      3,267   121,800   SH      SOLE                          121,800
CISCO SYSTEMS INC                    COM   17275R102      3,048   187,000   SH      SOLE                          187,000
TARGET CORP                          COM   87612E106      2,866    83,000   SH      SOLE                           83,000
ENBRIDGE INC.                        COM   29250N105      2,857    88,000   SH      SOLE                           88,000
HSBC HOLDINGS PLC-SPONS ADR          ADR   404280406      2,677    55,000   SH      SOLE                           55,000
BP P.L.C.                            ADR   055622104      2,430    52,000   SH      SOLE                           52,000
LOWE'S CORP                          COM   548661107      2,367   110,000   SH      SOLE                          110,000
SPECTRA ENERGY CORP                  COM   847560109      2,210   140,400   SH      SOLE                          140,400
MICROSOFT CORP.                      COM   594918104      2,138   110,000   SH      SOLE                          110,000
ZIMMER HOLDINGS INC                  COM   98956P102      1,132    28,000   SH      SOLE                           28,000

GRAND TOTALS                                            165,557 3,939,850

